Expense Example	Jul. 29, 2026 USD ($)
SEI QiM U.S. Large Cap Quality Active ETF | SEI QiM U.S. Large Cap Quality Active ETF | SEI QiM U.S. Large Cap Quality Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
SEI QiM U.S. Large Cap Momentum Active ETF | SEI QiM U.S. Large Cap Momentum Active ETF | SEI QiM U.S. Large Cap Momentum Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
SEI QiM U.S. Large Cap Value Active ETF | SEI QiM U.S. Large Cap Value Active ETF | SEI QiM U.S. Large Cap Value Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
SEI QiM U.S. Large Cap Low Volatility Active ETF | SEI QiM U.S. Large Cap Low Volatility Active ETF | SEI QiM U.S. Large Cap Low Volatility Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
SEI QiM U.S. Equity Factor Allocation Active ETF | SEI QIM U.S. Equity Factor Allocation Active ETF | SEI QIM U.S. Equity Factor Allocation Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
SEI Select Small Cap ETF | SEI Select Small Cap ETF | SEI Select Small Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
SEI Select International Equity ETF | SEI Select International Equity ETF | SEI Select International Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
SEI DBi Multi-Strategy Alternative ETF | SEI DBi Multi-Strategy Alternative ETF | SEI DBi Multi-Strategy Alternative ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 990